Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
OPERATING ACTIVITIES
Net income	$ 58,527	$ 93,528
Non-cash and non-operating items:
Unrealized loss on non-designated derivative instruments (note 11)	18,553	10,315
Depreciation and amortization	96,869	103,712
Write-down of vessels (note 15)	45,000	785
Unrealized foreign currency exchange loss (gain) including the effect of settlement of cross currency swaps upon maturity (note 11)	10,697	(1,213)
Equity income, net of distributions received $32,297 (2019 – $25,374)	(24,577)	(3,238)
Amortization of deferred financing issuance costs included in interest expense	4,401	6,722
Provision for Loan, Lease, and Other Losses	14,557	0
Other Non-cash items	3,595	6,173
Receipts from direct financing and sales-type leases	270,973	9,242
Expenditures for dry docking	(1,984)	(8,836)
Other non-cash operating assets and liabilities	15,960	(15,227)
Net operating cash flow	512,571	201,963
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	561,127	158,924
Scheduled repayments of long-term debt and settlement of related swaps (note 11)	(220,875)	(95,730)
Prepayments of long-term debt	(687,061)	(183,787)
Financing issuance costs	(5,111)	(989)
Proceeds from financing related to sales and leaseback of vessels	0	317,806
Scheduled repayments of obligations related to finance leases	(52,419)	(54,484)
Repurchase of common units (note 13)	(15,635)	(25,729)
Payments of Ordinary Dividends	75,845	60,926
Proceeds from (Payments for) Other Financing Activities	(3,390)	(90)
Payments to Noncontrolling Interests	2,219	0
Net financing cash flow	(501,428)	(56,622)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(9,597)	(91,503)
Capital contributions and advances to equity-accounted joint ventures	0	(42,171)
Net investing cash flow	(9,597)	(133,674)
Increase in cash, cash equivalents and restricted cash	1,546	11,667
Cash, cash equivalents and restricted cash, beginning of the period	253,291	222,864
Cash, cash equivalents and restricted cash, end of the period	254,837	234,531
Repayments of Long-term Capital Lease Obligations	$ 0	$ (111,617)